Long-term assets - E.2.3. Cash used for the purchase of tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 787		$ 649	$ 719
Change in advances to suppliers	(6)		(4)	1
Change in accruals and payables for property, plant and equipment	(40)		(22)	17
Finance leases	(1)		(1)	(1)
Cash used for additions	$ 740	[1]	$ 622	$ 736

[1]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.